Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	December 31, 2024	December 31, 2023
Other receivables
Other receivables – employee’s statutory social insurance	$5,678	$184,942
Other receivables – rental deposits	30,716	-
Other receivables – others	14,922	-
Other receivables – deposits for operational purposes	141,292	-
Total other receivables	$192,608	$184,942